PHOENIX MULTI-PORTFOLIO FUND
                          PHOENIX TAX-EXEMPT BOND FUND

    Supplement dated August 23, 2006 to the Prospectus dated March 31, 2006, as supplemented July 7, 2006,
      and to the Statement of Additional Information dated March 31, 2006


IMPORTANT NOTICE TO INVESTORS

    The Board of Trustees of the Phoenix Multi-Portfolio Fund (the "Board"), on behalf of Phoenix Tax-Exempt Bond Fund has unanimously approved the merger of the Phoenix Tax-Exempt Bond Fund with and into the Phoenix Insight Tax-Exempt Bond Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission.

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         MERGING FUND                               SURVIVING FUND
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Phoenix Tax-Exempt Bond Fund             Phoenix Insight Tax-Exempt Bond Fund
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    Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix Tax-Exempt Bond Fund will transfer all or substantially all of its assets to the Phoenix Insight Tax-Exempt Bond Fund in exchange for shares of the Phoenix Insight Tax-Exempt Bond Fund and the assumption by the Phoenix Insight Tax-Exempt Bond Fund of all liabilities of the Phoenix Tax-Exempt Bond Fund. Following the exchange, the Phoenix Tax-Exempt Bond Fund will distribute the shares of the Phoenix Insight Tax-Exempt Bond Fund to its shareholders pro rata, in liquidation of the Phoenix Tax-Exempt Bond Fund.

    The merger will be effective on or about October 13, 2006. Prior to the merger, on or about October 11, 2006, all Class B Shares of the Phoenix Tax-Exempt Bond Fund will be converted to Class A Shares of said Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. These shareholders will then receive Class A Shares of the Phoenix Insight Tax-Exempt Bond Fund as a result of the merger.

    Additional information about the merger, as well as information about the Phoenix Insight Tax-Exempt Bond Fund, will be distributed to shareholders of the Phoenix Tax-Exempt Bond Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




PXP 467/TEBF Merger (08/06)